VIA EDGAR

May 1, 2018

Securities and Exchange Commission

100 F Street, NE.

Washington, D.C. 20549

RE:	EQ Advisors Trust (the “Trust”)
File Nos.: 333-17217; 811-07953

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive form of each prospectus and the statement of additional information, dated May 1, 2018, used with respect to the Trust that would have been filed under Rule 497(c), does not differ from the form of each prospectus and the statement of additional information contained in the registration statement that was electronically filed under Rule 485(b) as Post-Effective Amendment No. 132 filed on April 26, 2018.

If you have any questions regarding this certification, please contact the undersigned at 212-314-2707.

Sincerely EQ Advisors Trust

By:	/s/ Anthony Geron
Name:	Anthony Geron
Title:	Vice President and Assistant Secretary